Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.81%
Corporate Revenue Bonds — 5.11%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project) Series A 144A 7.75% 7/1/50 #	285,000	$ 199,500
(Legacy Cares, Inc. Project) Series A 144A 6.00% 7/1/51 #	450,000	315,000
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 5.00% 9/1/42 (AMT) •	1,000,000	1,035,640
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,070,000
		3,620,140
Education Revenue Bonds — 23.74%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,005,250
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	314,132
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,122
144A 6.00% 7/1/47 #	400,000	405,548

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 144A 5.00% 7/15/49 #	375,000	335,006
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	487,020
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,423,088
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	635,190
Series A 2.375% 7/1/52	1,205,000	723,651

(Macombs Facility Project) Series A 4.00% 7/1/61	1,980,000	1,492,465
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	363,795
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,001,230
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,080,900
Maricopa County Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	234,675
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority Revenue
(Creighton University Project) 4.00% 7/1/50	1,000,000	$ 902,000
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	742,675
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,714,960
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	788,580
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	534,095
Phoenix Industrial Development Authority
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	468,230
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,004,320
Pima County Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	500,000	434,935
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	460,793
		16,809,660
Electric Revenue Bonds — 6.37%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	565,000	578,515
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	333,000
Series A 5.05% 7/1/42 ‡	55,000	40,562
Series AAA 5.25% 7/1/25 ‡	35,000	25,988
Series WW 5.00% 7/1/28 ‡	550,000	407,000
Series WW 5.50% 7/1/38 ‡	710,000	529,837
Series XX 4.75% 7/1/26 ‡	35,000	25,769
Series XX 5.25% 7/1/40 ‡	355,000	263,587
Series XX 5.75% 7/1/36 ‡	125,000	93,750
Series ZZ 4.75% 7/1/27 ‡	30,000	22,088
Series ZZ 5.25% 7/1/24 ‡	45,000	33,412
2    NQ-322 [11/22] 01/23 (2682248)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	$ 1,076,830
Series A 5.00% 1/1/47	1,000,000	1,080,400
		4,510,738
Healthcare Revenue Bonds — 22.95%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,012,310
Arizona Industrial Development Authority Revenue
Series A 4.00% 9/1/46	2,250,000	2,131,448
(Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	145,000	92,034
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	55,000	32,119
Series B 5.125% 1/1/54	65,000	36,646

(Great Lakes Senior Living Communities LLC Project 3rd Tier) Series C 144A 5.00% 1/1/49 #	500,000	264,200
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	88,926
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	889,950
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	116,602
5.25% 11/15/46	415,000	300,838

(Royal Oaks Inspirita Pointe Project) Series A 5.00% 5/15/56	1,000,000	881,070
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,009,030
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	168,448
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	226,237
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	975,730
NQ-322 [11/22] 01/23 (2682248)    3

Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/44	1,665,000	$ 1,598,417
Series D 4.00% 1/1/48	650,000	607,347
Maricopa County Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	500,000	356,180
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	286,627
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	287,401
5.00% 7/1/30	105,000	114,547
Tempe Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	697,560
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,442,115
Series A 5.25% 8/1/33	2,000,000	2,023,520
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	300,726
Series A 5.25% 8/1/32	300,000	307,167
		16,247,195
Lease Revenue Bonds — 1.42%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,920
		1,001,920
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 3.42%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	$ 1,023,450
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	623,308
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	514,950
Pinal County Community College District
4.00% 7/1/31	250,000	259,470
		2,421,178
Special Tax Revenue Bonds — 19.18%
Bullhead City Excise Taxes Revenue
2.55% 7/1/46	1,000,000	696,830
4.00% 7/1/52	1,035,000	971,772
Commonwealth of Puerto Rico
(Restructured) 2.066% 11/1/43 •	2,248,597	1,025,922
GDB Debt Recovery Authority
7.50% 8/20/40	2,707,273	2,267,341
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,052,770
Maricopa County Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	1,250,000	1,165,913
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	300,000	309,315
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 3.904% 7/1/51 ^	2,814,000	529,482
Series A-1 5.60% 7/1/46 ^	1,110,000	279,742
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,270,545
Series A-2 4.329% 7/1/40	1,745,000	1,580,830
Series A-2 4.329% 7/1/40	1,000,000	905,920
NQ-322 [11/22] 01/23 (2682248)    5

Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	$ 520,520
		13,576,902
State General Obligation Bonds — 1.34%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	1,177,630	946,485
		946,485
Transportation Revenue Bonds — 8.14%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	531,925
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series B 4.00% 7/1/37 (AMT)	4,000,000	3,865,520
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	456,125
5.00% 7/1/32 (AMT)	500,000	503,800
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	400,000	406,020
		5,763,390
Water & Sewer Revenue Bonds — 6.14%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,042,200
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	635,844
Goodyear Water & Sewer Revenue
4.00% 7/1/45 (AGM)	1,000,000	985,540
Mesa Utility System Revenue
4.00% 7/1/31	850,000	877,803
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	500,000	538,960
6    NQ-322 [11/22] 01/23 (2682248)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/31	250,000	$ 267,363
		4,347,710
Total Municipal Bonds (cost $75,159,733)		69,245,318
	Principal amount
Short-Term Investments — 0.57%
Variable Rate Demand Note — 0.57%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.98% 11/15/52 (SPA - Northern Trust)	400,000	400,000
Total Short-Term Investments (cost $400,000)		400,000
Total Value of Securities—98.38% (cost $75,559,733)		69,645,318

Receivables and Other Assets Net of Liabilities—1.62%		1,149,963
Net Assets Applicable to 7,002,394 Shares Outstanding—100.00%		$70,795,281
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $5,849,959, which represents 8.26% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
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